Supplement to the
Fidelity® Disciplined Equity Fund
Class K
December 29, 2018
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Kwasi Dadzie-Yeboah (lead portfolio manager) has managed the fund since February 2019.

Alex Devereaux (co-manager) has managed the fund since January 2013.

It is expected that Mr. Devereaux will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dadzie-Yeboah will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Kwasi Dadzie-Yeboah is lead portfolio manager of the fund, which he has managed since February 2019. Since joining Fidelity Investments in 1998, Mr. Dadzie-Yeboah has worked as a quantitative analyst and portfolio manager.

Alex Devereaux is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2005, Mr. Devereaux has worked as a quantitative research analyst and portfolio manager.

It is expected that Mr. Devereaux will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dadzie-Yeboah will assume sole portfolio manager responsibilities for the fund.

FDE-K-19-02 1.900363.107	February 22, 2019

Supplement to the
Fidelity® Disciplined Equity Fund
December 29, 2018
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Kwasi Dadzie-Yeboah (lead portfolio manager) has managed the fund since February 2019.

Alex Devereaux (co-manager) has managed the fund since January 2013.

It is expected that Mr. Devereaux will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dadzie-Yeboah will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Kwasi Dadzie-Yeboah is lead portfolio manager of the fund, which he has managed since February 2019. Since joining Fidelity Investments in 1998, Mr. Dadzie-Yeboah has worked as a quantitative analyst and portfolio manager.

Alex Devereaux is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2005, Mr. Devereaux has worked as a quantitative research analyst and portfolio manager.

It is expected that Mr. Devereaux will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dadzie-Yeboah will assume sole portfolio manager responsibilities for the fund.

FDE-19-02 1.900362.104	February 22, 2019